Warrants Presented at Fair Value (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
Schedule of outstanding warrants classified as a liability

Outstanding	Exercise price			Issuance year		Exercisable through		Fair value

1,760,040		$1.50		2014		2019		$-	(*******)
120,000		$0.92	(*)	2014			(*****)	54	(*******)
296,813		$1.50		2015		2020		2	(*******)
374,001		$1.50		2016		2021		123	(*******)
905,555		$0.17		2017		2022		41,487	(*******)
333,333		$1.50		2017		2022		881	(*******)
53,333		$1.50		2017		2022		52	(*******)
50,000		$1.50		2017		2022		59	(*******)
33,332		$1.00-1.20		2017		2022		127	(*******)
33,332		$1.00-1.20		2017		2022		127	(*******)
675,926	$		(**)	2017		2022		82,116	(*******)
11,111		$1.20		2017		2022		36	(*******)
300,000		$0.50		2018		2023		5,048	(*******)
1,659,971		$0.17		2018		2022		43,035	(*******)
29,411,765		$0.27	(***)	2018		2020	(******)	337,525	(*******)
20,588,236			(****)		(****)		(****)	236,267	(*******)
6,617,647		$0.27	(***)	2018		2020	(******)	80,170	(*******)
11,764,706		$0.27	(***)	2018		2020	(******)	158,064	(*******)
1,411,765		$0.27	(***)	2018		2024		52,713	(*******)
5,882,352		$0.27	(***)	2018		2021	(******)	86,032	Refer to Note 3b
14,705,882		$0.27	(***)	2018		2020	(******)	$165,470	Refer to Note 3a

96,989,100								$1,289,388

(*)	Subject to changes as describe in the agreement.
(**)	Less than $0.01.
(***)	Subject to a mechanism described in the agreement but not less than $0.17, therefore, the outstanding amount were calculated based on an exercise price of $0.17, which result the maximum potential amount of warrants.
(****)	Since the actual number of warrants cannot be determined as of June 30, 2019, the outstanding amount were calculated based on an exercise price of $0.17, which result the maximum potential amount of warrants.
(*****)	M&A or qualified PO as described in the agreement.
(******)	Two years or an PO, the earlier.
(*******)	Issued in connection with the 2014 through 2018 financing rounds.

Schedule of warrants and capital note

Warrants and capital note presented at fair value as of December 31, 2017	2,093,036
Proceeds from issuance of ordinary shares and convertible securities	288,593
Fair value of warrants granted for services	5,100
Changes in Fair value of warrants and capital note	(1,519,369)

Warrants and capital note presented at fair value as of June 30, 2018	867,360

Warrants and capital note presented at fair value as of December 31, 2018	977,025
Proceeds from issuance of ordinary shares and convertible securities	26,737
Changes in Fair value of warrants and capital note	321,403

Warrants and capital note presented at fair value as of June 30, 2019	1,325,165